Apr. 09, 2025
Sterling Capital Ultra Short Bond Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 9, 2025

TO EACH OF THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS

each DATED FEBRUARY 1, 2025, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in each of the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2025, as supplemented (collectively, the “Prospectuses”), with respect to the series of the Sterling Capital Funds (each a “Fund”, and, collectively, the “Funds”) as set forth below.

I.	The Principal Investment Strategy and Risks of Quality Income Fund, Short Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund as set forth under “Strategy, Risks and Performance” in each such Fund’s Summary in the Prospectuses are revised as follows:

Ultra Short Bond Fund

The second paragraph under “Principal Strategy” is amended and restated as follows:

“The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; (vii) variable and floating rate instruments; and (viii) collateralized loan obligations (CLOs). Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.”

Ultra Short Bond Fund, Short Duration Bond Fund, Total Return Bond Fund and Quality Income Fund

The following paragraph is added under “Principal Risks” for each Fund:

Collateralized Loan Obligations Risk:  Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-04092025

Sterling Capital Quality Income Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 9, 2025

TO EACH OF THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS

each DATED FEBRUARY 1, 2025, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in each of the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2025, as supplemented (collectively, the “Prospectuses”), with respect to the series of the Sterling Capital Funds (each a “Fund”, and, collectively, the “Funds”) as set forth below.

I.	The Principal Investment Strategy and Risks of Quality Income Fund, Short Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund as set forth under “Strategy, Risks and Performance” in each such Fund’s Summary in the Prospectuses are revised as follows:

Quality Income Fund

The first paragraph under “Principal Strategy” is amended and restated as follows:

“To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations and collateralized loan obligations (CLOs)). The Fund will invest in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).”

Ultra Short Bond Fund, Short Duration Bond Fund, Total Return Bond Fund and Quality Income Fund

The following paragraph is added under “Principal Risks” for each Fund:

Collateralized Loan Obligations Risk:  Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-04092025

Sterling Capital Total Return Bond Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 9, 2025

TO EACH OF THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS

each DATED FEBRUARY 1, 2025, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in each of the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2025, as supplemented (collectively, the “Prospectuses”), with respect to the series of the Sterling Capital Funds (each a “Fund”, and, collectively, the “Funds”) as set forth below.

I.	The Principal Investment Strategy and Risks of Quality Income Fund, Short Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund as set forth under “Strategy, Risks and Performance” in each such Fund’s Summary in the Prospectuses are revised as follows:

Total Return Bond Fund

The first paragraph under “Principal Strategy” is amended and restated as follows:

“The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, collateralized loan obligations (CLOs), municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).”

Ultra Short Bond Fund, Short Duration Bond Fund, Total Return Bond Fund and Quality Income Fund

The following paragraph is added under “Principal Risks” for each Fund:

Collateralized Loan Obligations Risk:  Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-04092025

Sterling Capital Short Duration Bond Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 9, 2025

TO EACH OF THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS

each DATED FEBRUARY 1, 2025, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in each of the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2025, as supplemented (collectively, the “Prospectuses”), with respect to the series of the Sterling Capital Funds (each a “Fund”, and, collectively, the “Funds”) as set forth below.

I.	The Principal Investment Strategy and Risks of Quality Income Fund, Short Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund as set forth under “Strategy, Risks and Performance” in each such Fund’s Summary in the Prospectuses are revised as follows:

Short Duration Bond Fund

The second paragraph under “Principal Strategy” is amended and restated as follows:

“The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; (v) U.S. dollar-denominated foreign and emerging market securities; and (vi) investment grade collateralized loan obligations (CLOs). Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.”

Ultra Short Bond Fund, Short Duration Bond Fund, Total Return Bond Fund and Quality Income Fund

The following paragraph is added under “Principal Risks” for each Fund:

Collateralized Loan Obligations Risk:  Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-04092025